Apr. 29, 2017
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-09 | Semiconductors Portfolio
The fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.